200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 MAIN +1 617 426 6567 FAX www.dechert.com
KENNETH R. EARLEY kenneth.earley@dechert.com +1 617 728 7139 Direct +1 617 275 8374 Fax

May 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4041

Re:	Forward Funds (the “Registrant”)
File Nos. 033-48940; 811-06722
Post-Effective Amendment Nos. 60 and 60 to the Registration Statement on
Form N-1A (“PEA 60”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the Registrant that the forms of the following Prospectuses and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Securities Act do not differ from the forms of Prospectuses and Statement of Additional Information, each dated May 1, 2009 and included in PEA 60:

(i)	the Prospectus with respect to Class A and Class C shares of the Forward series of the Registrant;

(ii)	the Prospectus with respect to Investor Class and Institutional Class shares of the Forward series of the Registrant; and

(iii)	the Statement of Additional Information with respect to all of the Forward series of the Registrant.

We hereby further certify on behalf of the Registrant that the text of PEA 60 was filed electronically with the Securities and Exchange Commission on April 30, 2009.

No fees are required in connection with this filing. Please feel free to contact the undersigned at 617.728.7139 should you have any questions regarding this filing.

Sincerely,

/s/    Kenneth R. Earley

Kenneth R. Earley

cc:	Judith M. Rosenberg, Chief Compliance Officer, Forward Funds
Douglas P. Dick, Dechert LLP

U.S. Austin Boston Charlotte Harrisburg Hartford New York Newport Beach Palo Alto Philadelphia Princeton

San Francisco Washington DC EUROPE Brussels London Luxembourg Munich Paris